UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia – 4.0%
Australia & New Zealand Banking Group Ltd.	19,400	$538,810
BHP Billiton Ltd. - ADR (a)	8,012	630,705
National Australia Bank Ltd.	37,400	1,068,693
Santos Ltd.	74,700	933,160
Treasury Wine Estates Ltd.	37,766	187,433

		3,358,801

Belgium – 0.6%
Mobistar SA	4,620	126,965
Solvay SA	2,500	392,782

		519,747

Canada – 3.5%
Bank of Nova Scotia (a)	12,200	717,395
Enbridge, Inc. (a)	25,700	1,129,883
National Bank of Canada (a)	5,500	437,397
Suncor Energy, Inc. (a)	3,550	120,659
TransCanada Corp. (a)	10,900	515,930

		2,921,264

France – 3.4%
Bouygues SA	8,323	236,155
Sanofi	3,400	331,451
Total SA - ADR	29,800	1,617,842
Vinci SA	12,100	615,930

		2,801,378

Germany – 3.0%
Allianz SE	4,000	572,345
BASF SE	10,200	1,033,056
SAP AG - ADR	5,850	479,817
Siemens AG - ADR (a)	4,000	438,080

		2,523,298

Hong Kong – 2.2%
Hang Seng Bank Ltd.	18,400	301,305
Hopewell Holdings Ltd.	140,684	580,361
Power Assets Holdings Ltd.	109,400	947,919

		1,829,585

Italy – 0.3%
Enel SpA	55,400	241,552

Japan – 2.2%
Canon, Inc. - ADR (a)	10,100	369,357
Oracle Corp. Japan	10,300	428,810
Ricoh Co. Ltd.	37,000	411,908
Takeda Pharmaceutical Co. Ltd.	12,500	642,334

		1,852,409

Netherlands – 0.6%
Royal Dutch Shell Plc, Class A - ADR	6,950	490,114

Singapore – 1.0%
Keppel Corp. Ltd.	57,800	537,057

Common Stocks	Shares	Value

Singapore (concluded)
United Overseas Bank Ltd.	20,347	$309,876

		846,933

Spain – 0.3%
Iberdrola SA	43,030	231,538

Sweden – 2.9%
Hennes & Mauritz AB, Class B	23,700	872,050
Ratos AB, Class B	40,100	386,621
Scania AB, Class B	38,700	794,098
TeliaSonera AB	54,900	396,000

		2,448,769

Switzerland – 0.9%
Nestle SA	6,100	428,327
Zurich Insurance Group AG	1,224	351,982

		780,309

United Kingdom – 6.3%
AstraZeneca Plc	17,700	855,256
BHP Billiton Plc	14,150	485,228
British American Tobacco Plc	17,300	899,104
GlaxoSmithKline Plc	32,425	741,684
HSBC Holdings Plc - ADR (a)	24,100	1,370,326
Man Strategic Holdings Plc	76,400	107,223
SSE Plc	35,000	787,777

		5,246,598

United States – 64.5%
3M Co.	12,800	1,287,040
Abbott Laboratories (a)	11,600	393,008
AbbVie, Inc. (a)	11,600	425,604
Aflac, Inc.	7,600	403,256
Altria Group, Inc.	44,200	1,488,656
Ameren Corp. (a)	25,000	811,000
American Express Co. (a)	9,500	558,695
AT&T Inc.	67,750	2,357,022
Automatic Data Processing, Inc.	14,700	871,563
Bank of America Corp. (a)	19,400	219,608
Bristol-Myers Squibb Co. (a)	40,300	1,456,442
Caterpillar, Inc.	10,850	1,067,532
CenturyLink, Inc. (a)	29,300	1,185,185
Chevron Corp.	17,800	2,049,670
The Chubb Corp.	6,700	538,077
Cincinnati Financial Corp. (a)	12,600	534,744
The Coca-Cola Co. (a)	23,600	878,864
Dominion Resources, Inc.	18,200	984,802
Emerson Electric Co.	29,100	1,665,975
Equity Residential - REIT	11,000	609,290
Exxon Mobil Corp. (a)	28,300	2,546,151
Frontier Communications Corp.	208,300	951,931
General Electric Co.	57,400	1,278,872
General Mills, Inc. (a)	20,700	868,158

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	HKD	Hong Kong Dollar
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	CHF	Swiss Franc	SEK	Swedish Krona
	EUR	Euro	SGD	Singapore Dollar
	GBP	British Pound	USD	US Dollar

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Genuine Parts Co.	6,400	$435,392
The Goldman Sachs Group, Inc. (a)	2,800	414,008
HCP, Inc. - REIT (a)	12,800	593,792
Health Care REIT, Inc.	11,200	703,808
The Home Depot, Inc. (a)	21,300	1,425,396
Honeywell International, Inc. (a)	13,500	921,240
Hudson City Bancorp, Inc. (a)	27,400	234,270
Intel Corp. (a)	44,400	934,176
International Business Machines Corp. (a)	7,825	1,589,023
Johnson & Johnson	17,100	1,264,032
Kraft Foods Group, Inc. (a)	10,633	491,457
Liberty Property Trust - REIT	7,800	305,526
M&T Bank Corp. (a)	4,900	503,181
McDonald’s Corp.	13,400	1,276,886
Merck & Co., Inc.	18,800	813,100
MetLife, Inc. (a)	7,600	283,784
Microchip Technology, Inc. (a)	21,300	712,485
Microsoft Corp. (a)	38,300	1,052,101
Mondelez International, Inc., Class A (a)	32,100	892,059
NextEra Energy, Inc.	11,600	835,780
PepsiCo, Inc. (a)	8,500	619,225
Pfizer, Inc.	54,200	1,478,576
Philip Morris International, Inc.	12,000	1,057,920
PPG Industries, Inc. (a)	6,200	854,794
Prudential Financial, Inc. (a)	15,100	873,988
Reynolds American, Inc. (a)	13,800	606,924
T. Rowe Price Group, Inc. (a)	6,200	442,990
U.S. Bancorp	24,400	807,640
United Technologies Corp.	10,500	919,485

Common Stocks	Shares	Value

United States (concluded)
Ventas, Inc. - REIT (a)	12,113	$802,971
Verizon Communications, Inc. (a)	31,500	1,373,715
Wal-Mart Stores, Inc. (a)	9,550	668,023
The Walt Disney Co. (a)	28,500	1,535,580
Wells Fargo & Co. (a)	22,600	787,158

		53,941,630

Total Long-Term Investments
(Cost – $74,822,317) – 95.7%		80,033,925

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	4,688,636	4,688,636

Total Short-Term Securities
(Cost – $4,688,636) – 5.6%		4,688,636

Total Investments Before Options Written
(Cost – $79,510,953*) – 101.3%		84,722,561

Options Written

(Premiums Received – $583,939) – (1.2)%		(966,290)

Total Investments Net of Options Written – 100.1%		83,756,271
Liabilities in Excess of Other Assets – (0.1)%		(114,506)

Net Assets – 100.0%		$83,641,765

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$84,282,484

Gross unrealized appreciation	$1,832,457
Gross unrealized depreciation	(1,392,380)

Net unrealized appreciation	$440,077

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Represents the current yield as of report date.
(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at January 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	2,623,356	2,065,280	4,688,636	$958	$19

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 5,982	CAD	6,000	RBS Securities, Inc.	2/01/13	$(34)
HKD 20,000	USD	2,578	Barclays Capital, Inc.	2/04/13	1

Total					$(33)

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
International Business Machines Corp.	Call	USD	195	2/04/13	31	$(25,343)
Ameren Corp.	Call	USD	30	2/07/13	100	(24,400)
M&T Bank Corp.	Call	USD	100	2/11/13	20	(5,547)
AbbVie, Inc.	Call	USD	34	2/16/13	46	(12,778)
Abbott Laboratories	Call	USD	34	2/18/13	46	(1,633)
Bank of America Corp.	Call	USD	11	2/18/13	39	(1,755)
Bank of Nova Scotia	Call	CAD	58.50	2/18/13	49	(3,021)
The Coca-Cola Co.	Call	USD	36.25	2/18/13	48	(5,568)
The Coca-Cola Co.	Call	USD	37.50	2/18/13	23	(805)
Kraft Foods Group, Inc.	Call	USD	47.50	2/18/13	10	(175)
Microchip Technology, Inc.	Call	USD	34	2/18/13	85	(3,400)
Mondelez International, Inc., Class A	Call	USD	27	2/18/13	40	(3,740)
Mondelez International, Inc., Class A	Call	USD	28	2/18/13	45	(1,238)
National Bank of Canada	Call	CAD	79	2/18/13	22	(2,129)
PepsiCo, Inc.	Call	USD	72.50	2/18/13	34	(3,519)
Reynolds American, Inc.	Call	USD	43	2/18/13	55	(6,875)
Ventas, Inc. - REIT	Call	USD	65	2/18/13	48	(7,920)
The Walt Disney Co.	Call	USD	52	2/26/13	115	(29,160)
Hudson City Bancorp, Inc.	Call	USD	8.60	3/07/13	110	(2,398)
Intel Corp.	Call	USD	21.50	3/16/13	112	(3,540)
American Express Co.	Call	USD	60	3/18/13	38	(3,040)
Bank of America Corp.	Call	USD	11	3/18/13	39	(2,535)
BHP Billiton Ltd. - ADR	Call	USD	77.50	3/18/13	33	(8,382)
Bristol-Myers Squibb Co.	Call	USD	35	3/18/13	160	(23,360)
CenturyLink, Inc.	Call	USD	41	3/18/13	59	(2,213)
Cincinnati Financial Corp.	Call	USD	40	3/18/13	50	(13,750)
The Coca-Cola Co.	Call	USD	37.50	3/18/13	23	(1,277)
Enbridge, Inc.	Call	CAD	44	3/18/13	102	(5,318)
The Goldman Sachs Group, Inc.	Call	USD	145	3/18/13	11	(6,380)
Honeywell International, Inc.	Call	USD	62.50	3/18/13	28	(16,590)
HSBC Holdings Plc - ADR	Call	USD	57.50	3/18/13	96	(10,560)
MetLife, Inc.	Call	USD	36	3/18/13	3	(596)
MetLife, Inc.	Call	USD	38	3/18/13	12	(1,062)
Microsoft Corp.	Call	USD	28	3/18/13	150	(5,550)
Mondelez International, Inc., Class A	Call	USD	28	3/18/13	45	(2,115)
PPG Industries, Inc.	Call	USD	145	3/18/13	25	(3,750)
Prudential Financial, Inc.	Call	USD	57.50	3/18/13	60	(12,000)
Suncor Energy, Inc.	Call	CAD	35	3/18/13	14	(533)
TransCanada Corp.	Call	CAD	48.50	3/18/13	43	(2,005)
Verizon Communications, Inc.	Call	USD	43	3/18/13	125	(15,562)
Wal-Mart Stores, Inc.	Call	USD	70	3/18/13	38	(5,187)
Wells Fargo & Co.	Call	USD	35	3/18/13	30	(2,070)
Canon, Inc. - ADR	Call	USD	37.50	3/22/13	40	(2,898)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

—	Exchange-Traded options written as of January 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

HCP, Inc. - REIT	Call	USD	47	3/22/13	25	$(1,388)
The Home Depot, Inc.	Call	USD	66.25	3/22/13	85	(17,474)
Honeywell International, Inc.	Call	USD	68.40	3/22/13	26	(3,725)
T. Rowe Price Group, Inc.	Call	USD	72.40	3/25/13	24	(3,397)
Exxon Mobil Corp.	Call	USD	90.90	3/26/13	46	(6,528)
General Mills, Inc.	Call	USD	42	4/22/13	82	(6,191)
Intel Corp.	Call	USD	22	4/22/13	66	(2,409)
Siemens AG - ADR	Call	USD	115	4/22/13	16	(1,440)

Total						$(334,229)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

AT&T Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.08	2/04/13	13,500	$(9,585)
Chevron Corp.	Citigroup Global Markets, Inc.	Call	USD	107	2/04/13	7,000	(57,050)
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	68.26	2/04/13	4,800	(18,192)
Pfizer, Inc.	Morgan Stanley & Co., Inc.	Call	USD	24.35	2/04/13	11,000	(32,230)
U.S. Bancorp	Morgan Stanley & Co., Inc.	Call	USD	32.05	2/07/13	9,800	(10,388)
Emerson Electric Co.	Morgan Stanley & Co., Inc.	Call	USD	53.03	2/08/13	11,600	(48,952)
Exxon Mobil Corp.	Credit Suisse First Boston	Call	USD	89.95	2/08/13	6,700	(5,496)
AT&T Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.08	2/11/13	13,500	(10,962)
3M Co.	Morgan Stanley & Co., Inc.	Call	USD	95.45	2/12/13	5,000	(25,566)
AstraZeneca Plc	Morgan Stanley & Co., Inc.	Call	GBP	29.72	2/12/13	7,000	(9,326)
BASF SE	Goldman Sachs & Co.	Call	EUR	71.85	2/12/13	4,100	(15,470)
BHP Billiton Plc	Banc of America Securities	Call	GBP	21.53	2/12/13	5,700	(3,066)
British American Tobacco Plc	Morgan Stanley & Co., Inc.	Call	GBP	32.81	2/12/13	7,000	(3,582)
HCP, Inc. - REIT	Citigroup Global Markets, Inc.	Call	USD	45.77	2/21/13	2,500	(2,289)
Altria Group, Inc.	Goldman Sachs & Co.	Call	USD	32.44	2/22/13	17,500	(22,181)
Dominion Resources, Inc.	Credit Suisse First Boston	Call	USD	54.21	2/22/13	3,600	(1,869)
Wells Fargo & Co.	Citigroup Global Markets, Inc.	Call	USD	34.90	2/22/13	6,000	(2,480)
CenturyLink, Inc.	Citigroup Global Markets, Inc.	Call	USD	39.94	2/25/13	5,900	(4,911)
General Electric Co.	Morgan Stanley & Co., Inc.	Call	USD	21.25	2/25/13	23,000	(25,078)
MetLife, Inc.	Credit Suisse First Boston	Call	USD	36.49	2/27/13	1,500	(2,230)
Frontier Communications Corp.	Credit Suisse First Boston	Call	USD	4.51	2/28/13	83,000	(10,239)
The Chubb Corp.	Credit Suisse First Boston	Call	USD	81.61	3/04/13	2,600	(2,380)
Hang Seng Bank Ltd.	JPMorgan Chase Securities	Call	HKD	119.43	3/04/13	7,400	(7,927)
Hopewell Holdings Ltd.	Banc of America Securities	Call	HKD	34.49	3/04/13	56,000	(1,667)
Keppel Corp. Ltd.	JPMorgan Chase Securities	Call	SGD	11.34	3/04/13	23,000	(5,351)
Liberty Property Trust - REIT	JPMorgan Chase Securities	Call	USD	39.72	3/04/13	1,600	(401)
McDonald’s Corp.	Morgan Stanley & Co., Inc.	Call	USD	94.13	3/04/13	5,300	(9,333)
National Australia Bank Ltd.	Citigroup Global Markets, Inc.	Call	AUD	25.54	3/04/13	15,000	(29,347)
Oracle Corp. Japan	UBS Securities LLC	Call	JPY	3,726.90	3/04/13	4,200	(5,728)
Ricoh Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	940.13	3/04/13	15,000	(16,225)
Santos Ltd.	JPMorgan Chase Securities	Call	AUD	11.43	3/04/13	29,900	(19,250)
Takeda Pharmaceutical Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	4,135.95	3/04/13	5,000	(30,795)
Total SA - ADR	Morgan Stanley & Co., Inc.	Call	USD	53.35	3/04/13	12,000	(16,637)
Treasury Wine Estates Ltd.	Citigroup Global Markets, Inc.	Call	AUD	4.99	3/04/13	15,100	(1,027)
United Overseas Bank Ltd.	Citigroup Global Markets, Inc.	Call	SGD	19.55	3/04/13	8,000	(459)
Aflac, Inc.	Credit Suisse First Boston	Call	USD	53.94	3/05/13	3,000	(2,997)
Genuine Parts Co.	Credit Suisse First Boston	Call	USD	67.22	3/05/13	2,500	(3,131)
SAP AG - ADR	Citigroup Global Markets, Inc.	Call	USD	79.56	3/05/13	2,300	(7,752)

4	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Enel SpA	Deutsche Bank Securities Corp.	Call	EUR	3.25	3/06/13	22,200	$(2,008)
GlaxoSmithKline Plc	Citigroup Global Markets, Inc.	Call	GBP	13.90	3/06/13	13,000	(10,779)
Iberdrola SA	Citigroup Global Markets, Inc.	Call	EUR	4.14	3/06/13	17,000	(390)
Man Strategic Holdings Plc	Banc of America Securities	Call	GBP	0.92	3/06/13	31,000	(1,269)
SSE Plc	Morgan Stanley & Co., Inc.	Call	GBP	14.65	3/06/13	14,000	(964)
Vinci SA	Morgan Stanley & Co., Inc.	Call	EUR	37.32	3/06/13	4,900	(6,047)
Zurich Insurance Group AG	Deutsche Bank Securities Corp.	Call	CHF	255.83	3/06/13	490	(4,642)
Merck & Co., Inc.	Goldman Sachs & Co.	Call	USD	42.51	3/07/13	7,500	(9,835)
Royal Dutch Shell Plc, Class A - ADR	Citigroup Global Markets, Inc.	Call	USD	69.22	3/07/13	2,800	(4,378)
United Technologies Corp.	Morgan Stanley & Co., Inc.	Call	USD	85.24	3/07/13	4,200	(12,758)
Automatic Data Processing, Inc.	Citigroup Global Markets, Inc.	Call	USD	59.74	3/08/13	6,000	(4,796)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	52.86	3/08/13	3,600	(5,765)
Liberty Property Trust - REIT	JPMorgan Chase Securities	Call	USD	39.92	3/11/13	1,500	(351)
Allianz SE	Deutsche Bank Securities Corp.	Call	EUR	106.25	3/12/13	1,600	(4,248)
Bouygues SA	Morgan Stanley & Co., Inc.	Call	EUR	22.54	3/12/13	3,300	(1,319)
Hennes & Mauritz AB, Class B	Citigroup Global Markets, Inc.	Call	SEK	224.72	3/12/13	9,500	(14,277)
Mobistar SA	Deutsche Bank Securities Corp.	Call	EUR	21.37	3/12/13	1,900	(790)
Nestle SA	Morgan Stanley & Co., Inc.	Call	CHF	61.15	3/12/13	2,500	(7,750)
Ratos AB, Class B	Goldman Sachs & Co.	Call	SEK	65.28	3/12/13	16,000	(1,951)
Sanofi	Goldman Sachs & Co.	Call	EUR	74.07	3/12/13	1,400	(1,311)
Scania AB, Class B	Citigroup Global Markets, Inc.	Call	SEK	141.00	3/12/13	15,500	(1,093)
Solvay SA	Deutsche Bank Securities Corp.	Call	EUR	111.61	3/12/13	1,000	(7,501)
TeliaSonera AB	Deutsche Bank Securities Corp.	Call	SEK	46.11	3/12/13	22,000	(1,761)
Equity Residential - REIT	UBS Securities LLC	Call	USD	59.21	3/13/13	4,500	(758)
Kraft Foods Group, Inc.	Deutsche Bank Securities Corp.	Call	USD	47.17	3/21/13	3,300	(1,274)
Philip Morris International, Inc.	Credit Suisse First Boston	Call	USD	90.96	3/21/13	4,800	(3,722)
Health Care REIT, Inc.	Goldman Sachs & Co.	Call	USD	63.10	3/26/13	4,500	(3,909)
Caterpillar, Inc.	Citigroup Global Markets, Inc.	Call	USD	97.59	3/27/13	4,300	(14,240)
Pfizer, Inc.	Credit Suisse First Boston	Call	USD	27.27	3/27/13	10,600	(5,782)
Australia & New Zealand Banking Group Ltd.	Morgan Stanley & Co., Inc.	Call	AUD	27.01	4/10/13	7,700	(4,122)
Power Assets Holdings Ltd.	JPMorgan Chase Securities	Call	HKD	67.98	4/10/13	43,500	(5,323)
Johnson & Johnson	Morgan Stanley & Co., Inc.	Call	USD	74.94	4/11/13	6,800	(5,399)

Total							$(632,061)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

JANUARY 31, 2013	5

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$630,705	$2,728,096	–	$3,358,801
Belgium	126,965	392,782	–	519,747
Canada	2,921,264	–	–	2,921,264
France	1,617,842	1,183,536	–	2,801,378
Germany	917,897	1,605,401	–	2,523,298
Hong Kong	–	1,829,585	–	1,829,585
Italy	–	241,552	–	241,552
Japan	369,357	1,483,052	–	1,852,409
Netherlands	490,114	–	–	490,114
Singapore	–	846,933	–	846,933
Spain	–	231,538	–	231,538
Sweden	–	2,448,769	–	2,448,769
Switzerland	–	780,309	–	780,309
United Kingdom	1,370,326	3,876,272	–	5,246,598
United States	53,941,630	–	–	53,941,630
Short-Term Securities	4,688,636	–	–	4,688,636
Total	$67,074,736	$17,647,825	–	$84,722,561

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1	–	–	$1
Liabilities:
Equity contracts	(220,994)	$(745,296)	–	(966,290)
Foreign currency exchange contracts	(34)	–	–	(34)
Total	$(221,027)	$(745,296)	–	$(966,323)

1      Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$130,145	–	–	$130,145
Foreign currency at value	12,313	–	–	12,313
Total	$142,458	–	–	$142,458

There were no transfers between levels during the period ended January 31, 2013.

6	JANUARY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 26, 2013